Equity Transactions (Details) - USD ($)														12 Months Ended
		Jun. 17, 2026	Apr. 17, 2026	Feb. 03, 2026	Dec. 30, 2025	Dec. 11, 2025	Jun. 27, 2025	Apr. 28, 2025	Jan. 31, 2025	Jan. 27, 2025	Jan. 23, 2025	May 31, 2024	Feb. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 16, 2026
Equity [Line Items]
Shares issued								100,000
Aggregate offering price												14,000,000
Ordinary shares exercise price (in Dollars per share)												$ 0.5
Company agree to pay in cash (in Dollars)														$ 300,000
Aggregate shares														840,000
Shares value (in Dollars)														$ 14,055,817
Description of authorized capital														The authorized share capital of the Company was increased from $50,000 to $500,000. The number of authorized ordinary shares was increased from 180,000,000 shares to 1,980,000,000 shares. The capital increase amounted to $450,000, represented by the creation of 1,800,000,000 additional ordinary shares with a par value of $0.00025 per share.
Ordinary shares par value (in Dollars per share)	[1]													$ 0.165	$ 0.165
Ordinary shares issued	[1]													151,873	31,048
Percentage after-tax profits														10.00%
Reserve funds interest														50.00%
Restricted net assets (in Dollars)															$ 38,814,025
Stock compensation (in Dollars)														$ 3,259,600	$ 573,000	$ 92,963
Grant Date fair value (in Dollars per share)														$ 4.08
Grant fair value amount														2,040,000
Preferred stock par value (in Dollars per share)														$ 0.00005	$ 0.00005
Description of preferred shares employment agreement														(i) the 12,000,000 Preferred Shares are divided into two parts of a grant of 4,000,000 Preferred Shares shall vest without earn out requirement and a grant of 8,000,000 Preferred Shares shall vest upon the fulfilment of the earn out terms; (ii) the expiration date of the grant is January 26, 2030; (iii) the Preferred Shares to be granted are divided into three parts of 4,000,000 Preferred Shares each. The first 4,000,000 shares shall vest on the date of the Employment Agreement and the second and third parts, totaling 8,000,000 shares, are subject to the following four vesting terms. When any one of the condition is met, the 4,000,000 Preferred Shares of the second part will be vested on such date and when any one of the remaining three condition is met again, the final 4,000,000 Preferred Shares corresponding to the third part will be vested on such date; (iv) the four vesting terms are (a) based on the annual revenues of the Company’s 2024 financial statements, when the annual revenue in 2025 reaches two times of the annual revenue in 2024, or when the annual revenue in any of the four years from 2026 to 2029 reaches to three times of the annual revenue of 2024, the grant shall vest in the first year that the above conditions are met; (b) based on the annual profit/loss in the financial statements of 2024, if the annual profit/loss in 2025 reduces the loss by $1 million comparing to that of 2024, or if the annual profit/loss in 2026 reduces the loss by $1.5 million comparing to that of 2024, or if in any of the three years between 2027 and 2029 that the Company turns into profitable, the grant shall vest in the first year in which the above conditions are met; (c) if the average of the total market capitalization of the Company for 20 consecutive trading days for the first time reaches or exceeds two times of the closing total market capitalization of the Company (total market capitalization: $20,797,661) as of January 23, 2025, the date on which the grant of Preferred Shares under the Employment Agreement was approved, the grant shall be made on such date when the conditions set out above are fulfilled; and (d) the average of the total market capitalization of the Company for 20 consecutive trading days of the Company reaches or exceeds 3 times of the closing total market capitalization (total market capitalization: $20,797,661) as of January 23, 2025, the date on which the grant of preferred shares under the Employment Agreement was approved, the grant shall be made on such date when the conditions set out above are fulfilled; and (v) the issuance of Preferred shares shall be subject to the approval of the shareholders at a general meeting of the Company.
Preferred shares issued														12,000,000	0
Warrant [Member]
Equity [Line Items]
Fair value of warrants amount (in Dollars)														$ 2,310,739
Designated and granted															14,000,000
Forecast [Member]
Equity [Line Items]
Shares issued		1,888,895	1,888,895
Ordinary share par value (in Dollars per share)			$ 0.00025
Ordinary shares principal amount (in Dollars)			$ 200,000,000
Gross proceeds (in Dollars)		$ 32,900,000	$ 32,900,000
Chief Executive Officer [Member]
Equity [Line Items]
Shares issued													75,000	4,000,000
Ordinary shares par value (in Dollars per share)													$ 0.00025
Granted stock award													300,000
Stock compensation (in Dollars)															$ 573,000
Grant Date fair value (in Dollars per share)															$ 1.91
Ordinary Share [Member]
Equity [Line Items]
Shares value (in Dollars)	[2]													$ 16,437
Pre-split par value (in Dollars per share)					$ 0.055
Post-split par value (in Dollars per share)					0.165
Preferred Stock [Member] | Board of Directors [Member]
Equity [Line Items]
Designated and granted											12,000,000
Preferred stock par value (in Dollars per share)											$ 0.00005
Preferred share voting rights											15
Alliance Global Partners [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)						$ 0.00025
Ordinary shares principal amount (in Dollars)						$ 200,000,000
ATM Program [Member]
Equity [Line Items]
Ordinary shares issued														99,618
Net proceeds (in Dollars)														$ 14,055,817
ATM Program [Member] | Forecast [Member]
Equity [Line Items]
Ordinary shares issued			1,888,895
Subsequent Event [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)																		$ 0.055
Pre-Split Ordinary Share [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)					0.00025
Post-Split Ordinary Share [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.055
Mr. Aimin Kong [Member]
Equity [Line Items]
Preferred share voting rights							15
Preferred shares issued							12,000,000
Mr. Aimin Kong [Member] | Chief Operating Officer [Member]
Equity [Line Items]
Preferred stock par value (in Dollars per share)							$ 0.00005
Preferred shares issued							12,000,000
Mr. Aimin Kong [Member] | Subsequent Event [Member]
Equity [Line Items]
Percentage of transferred equity interest				35.00%
Mr. Aimin Kong [Member] | Subsequent Event [Member] | Investment Development Ltd. [Member]
Equity [Line Items]
Wholly owned equity interest percentage				30.00%
Private Placement [Member]
Equity [Line Items]
Shares issued									840,000			14,000,000
Ordinary share par value (in Dollars per share)												$ 0.5
Aggregate price (in Dollars)												$ 7,000,000
Aggregate offering price														1
Company agree to pay in cash (in Dollars)														$ 1,140,000
Aggregate shares														840,000
Shares value (in Dollars)														$ 840,000
IPO [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.00025
Initial public offering ordinary shares								500,000
Employment Agreement [Member] | Preferred Stock [Member]
Equity [Line Items]
Vesting and earn-out terms										12,000,000

[1]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18).
[2]	The shares data are presented on a retroactive basis to reflect the 220 to 1 share consolidation (Note 15) and 3 to 1 share consolidation (Note 18)